Fair Value Of Financial Instruments (Schedule Of Fair Value Of Investments In And Unfunded Commitments To Funds Measured At Net Asset Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value Investments Entities That Calculate Net Asset Value Per Share [Line Items]
Fair value of investments	$ 90,809	$ 167,353
Unfunded commitments	12,368	25,548
Private Company Investments [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share [Line Items]
Fair value of investments	18,763	34,385
Unfunded commitments	8,526	14,178
Partnership Interests [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share [Line Items]
Fair value of investments	15,798	22,502
Unfunded commitments	1,822	2,018
Mutual Funds [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share [Line Items]
Fair value of investments	11,301	20,399
Private Equity Funds [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share [Line Items]
Fair value of investments	9,310	12,970
Unfunded commitments	2,020	9,352
Money Market Funds [Member]
Fair Value Investments Entities That Calculate Net Asset Value Per Share [Line Items]
Fair value of investments	$ 35,637	$ 77,097